Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60606


                                  June 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re: Old Mutual/Claymore Long-Short Fund (File No. 811-21681) Preliminary Proxy Statement
                --------------------------------------------------------

Ladies and Gentlemen:

         Old Mutual/Claymore Long-Short Fund (the "Fund") hereby files via EDGAR a Preliminary Proxy Statement on Schedule 14A (the "Proxy Statement") in connection with the annual meeting of shareholders of the Fund. The Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0641.

                                                              Very truly yours,

                                                              /s/ Kevin T. Hardy
                                                              ------------------

                                                              Kevin T. Hardy